Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contingent Liabilities

The Company is contingently liable under bid, performance and specialty bonds and has open standby letters of credit issued by the Company’s banks in favor of third parties as follows (in thousands):

	July 29, 2017	October 29, 2016
Performance, bid and specialty bonds	$273,850	$156,972
Open standby letters of credit	7,131	6,151

Total	$280,981	$163,123

The Company is contingently liable under bid, performance and specialty bonds and has open standby letters of credit issued by the Company’s banks in favor of third parties as follows:

	October 29, 2016	October 31, 2015
Performance, bid and specialty bonds	$156,972	$84,797
Open standby letters of credit	6,151	4,376

Total	$163,123	$89,173